Retirement Plans (Funded Status And Amounts Recognized In Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013	May 27, 2012
Defined Benefit Plan Disclosure [Line Items]
Net amounts recognized	$ (73.1)	$ (77.4)	$ (95.7)
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	0	0
Non-current liabilities	40.0	42.7
Net amounts recognized	40.0	42.7
Prior service (cost) credit	0	(0.2)
Net actuarial loss	(64.0)	(69.0)
Net amounts recognized	(64.0)	(69.2)
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	1.1	0
Non-current liabilities	37.4	29.9
Net amounts recognized	38.5	29.9
Prior service (cost) credit	0	0.1
Net actuarial loss	(5.8)	(1.3)
Net amounts recognized	$ (5.8)	$ (1.2)